Leases and Other Liabilities - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2024 USD ($) Instalments	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about other liabilities [line Items]
Mining contractor liability	$ 3,500	$ 3,500
Success fee payable upon achieving commercial mining milestones.	4,675
Repayment amount upon failing to achieve commercial mining milestones	$ 3,500
Land lease [member]
Disclosure of detailed information about other liabilities [line Items]
Leases useful life	40 years
Office Space, Vehicles, and Equipment [Member] | Bottom of range [member]
Disclosure of detailed information about other liabilities [line Items]
Leases useful life	2 years
Office Space, Vehicles, and Equipment [Member] | Top of range [member]
Disclosure of detailed information about other liabilities [line Items]
Leases useful life	5 years
Thacker Pass [Member]
Disclosure of detailed information about other liabilities [line Items]
Number Of Instalments | Instalments	7
Mining contractor liability	$ 3,500		$ 2,000	$ 1,500